As filed with the Securities and Exchange Commission on August ___, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 82.7%

Air Transportation: 7.1%
150,000	American Airlines Group, Inc.	$4,246,500
150,000	Delta Air Lines, Inc.	5,464,500
160,000	Southwest Airlines Co.	6,273,600
		15,984,600

Apparel Manufacturing: 3.9%
122,500	adidas AG - ADR	8,782,025

Basic Materials Manufacturing: 10.7%
80,000	Eagle Materials, Inc.	6,172,000
65,297	Encore Wire Corp.	2,434,272
365,000	KapStone Paper & Packaging Corp.	4,748,650
500,000	TimkenSteel Corp.	4,810,000
350,000	United States Steel Corp.	5,901,000
		24,065,922

Computer & Electronic Products: 6.5%
150,000	Cree, Inc.*	3,666,000
800,000	Micron Technology, Inc.*	11,008,000
		14,674,000

Construction: 3.1%
35,000	CalAtlantic Group, Inc.	1,284,850
175,000	DR Horton, Inc.	5,509,000
		6,793,850

Food & Beverage Manufacturing: 4.3%
400,000	Amplify Snack Brands, Inc.*	5,900,000
55,000	Calavo Growers, Inc.	3,685,000
		9,585,000

Food Services: 3.6%
1,602,953	Luby’s, Inc.*,1,2	8,046,824

Hotels, Restaurants & Leisure: 2.6%
520,000	La Quinta Holdings, Inc.*	5,928,000

Internet Services: 5.6%
75,000	Facebook, Inc.*	8,571,000
270,000	Match Group, Inc.*	4,070,250
		12,641,250

Manufacturing: 2.6%
1,639,021	The Dixie Group, Inc.*,1,2	5,834,915

Mining, Oil & Gas Extraction: 12.1%
3,521,600	Comstock Resources, Inc.*,1	2,959,200
650,000	EnLink Midstream, LLC	10,341,500
500,000	Freeport-McMoRan, Inc.	5,570,000
689,000	Hyperdynamics Corp.*,2	292,136
300,000	Matador Resources Co.*	5,940,000
255,000	Ring Energy, Inc.*	2,249,100
		27,351,936

Petroleum Products: 0.4%
165,000	Aegean Marine Petroleum Network, Inc.	907,500

Pharmaceuticals: 2.9%
400,000	Horizon Pharma PLC*	6,588,000

Publishing Industries: 1.2%
539,325	A.H. Belo Corp. - Class A2	2,696,625

Recreation: 2.6%
450,000	ClubCorp Holdings, Inc.	5,850,000

Rental & Leasing: 0.7%
25,000	United Rentals, Inc.*	1,677,500

Retail Trade: 8.3%
300,000	Duluth Holdings, Inc.*	7,338,000
1,275,000	J.C. Penney Co., Inc.*	11,322,000
		18,660,000

Transportation Equipment: 4.5%
550,000	Trinity Industries, Inc.	10,213,500

TOTAL COMMON STOCKS
(Cost $200,511,028)		186,281,447

PARTNERSHIPS & TRUSTS: 10.1%

Land Ownership & Leasing: 8.8%
118,000	Texas Pacific Land Trust[1,2]	19,900,700

Real Estate Investment Trusts: 1.3%
300,000	Global Medical REIT, Inc.[2]	3,033,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $6,219,974)		22,933,700

Contracts (100 shares per contract)

CALL OPTIONS PURCHASED: 6.9%

Business Support Services: 0.4%
175	Alliance Data Systems Corp. Expiration: September 2016, Exercise Price: $180.00*	389,375
140	Expiration: September 2016, Exercise Price: $160.00*	528,500
		917,875

Computer & Electronic Products: 0.9%
1,000	NXP Semiconductors NV Expiration: January 2017, Exercise Price: $60.00*	2,050,000

Couriers & Express Delivery Services: 0.2%
100	FedEx Corp. Expiration: January 2017, Exercise Price: $120.00*	329,250

Internet Services: 1.0%
200	Equinix, Inc. Expiration: September 2016, Exercise Price: $280.00*	2,166,000

Mining, Oil & Gas Extraction: 0.9%
225	Martin Marietta Materials, Inc. Expiration: October 2016, Exercise Price: $150.00*	961,875
200	Expiration: October 2016, Exercise Price: $140.00*	1,040,000
		2,001,875

Rail Transportation: 0.3%
300	Union Pacific Corp. Expiration: January 2017, Exercise Price: $65.00*	659,250

Retail Trade: 3.2%
850	lululemon athletica, inc. Expiration: December 2016, Exercise Price: $50.00*	2,040,000
230	Signet Jewelers Ltd Expiration: January 2017, Exercise Price: $115.00*	39,100
275	Expiration: January 2017, Exercise Price: $70.00*	488,125

199	Tractor Supply Co. Expiration: July 2016, Exercise Price: $60.00*	615,905
200	Ulta Salon Cosmetics & Fragrance, Inc. Expiration: January 2017, Exercise Price: $150.00*	1,908,000
1,300	Wal-Mart Stores, Inc. Expiration: January 2017, Exercise Price: $60.00*	1,725,750
400	Expiration: January 2018, Exercise Price: $60.00*	576,000
		7,392,880

TOTAL CALL OPTIONS PURCHASED
(Cost $12,883,642)		15,517,130

Shares		Value

WARRANTS: –%
108,565	Hercules Offshore, Inc. Expiration: November 2021, Exercise Price: $70.50*	–

TOTAL WARRANTS
(Cost $–)		–

SHORT-TERM INVESTMENTS: 0.2%

Money Market Fund: 0.2%
391,706	STIT-Treasury Portfolio, 0.27%[3]	391,706

TOTAL SHORT-TERM INVESTMENTS
(Cost $391,706)		391,706

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $220,006,350)		225,123,983
Other Assets in Excess of Liabilities: 0.1%		240,638
TOTAL NET ASSETS: 100.0%		$225,364,621

ADR	American Depositary Receipt
*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance June 30, 2016	Realized Gain (Loss)	Dividend Income	Value June 30, 2016	Acquisition Cost
Comstock Resources, Inc.	3,521,600	-	-	3,521,600	$-	$-	$2,959,200	$12,971,344
The Dixie Group, Inc.	1,639,021	-	-	1,639,021	$-	$-	$5,834,915	$12,472,134
Luby’s, Inc.	1,661,301	-	58,348	1,602,953	$(329,048)	$-	$8,046,824	$10,949,824
Texas Pacific Land Trust	141,069	-	23,069	118,000	$2,833,932	$-	$19,900,700	$3,219,974
Total							$36,741,639	$39,613,276
A.H. Belo Corp.- Class A ^	630,220	-	90,895	539,325	$179,923	$49,344	$2,696,625	$3,261,247
Total					$2,684,806	$49,344
^ This security was considered an affiliate during the period, but is no longer considered an affiliate at June 30, 2016

[2]	A portion of this security is considered illiquid. As of June 30, 2016, the total market value of the investments considered illiquid was $27,631,605 or 12.3% of total net assets.
[3]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$220,238,782
Gross unrealized appreciation	44,956,973
Gross unrealized depreciation	(40,071,772)
Net unrealized appreciation	$4,885,201

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2		Level 3	Total

Common Stocks	$186,281,447	$-		$-	$186,281,447
Partnerships & Trusts	22,933,700	-		-	22,933,700
Call Options Purchased	-	15,517,130		-	15,517,130
Warrants	-	-	*	-	-
Short-Term Investments	391,706	-		-	391,706
Total Investments	$209,606,853	$15,517,130		$-	$225,123,983
* Amount is less than $0.50.

The Hodges Fund (the “Fund”) has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The monthly average number of purchased options contracts held by the Fund during the period was 5,461.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at June 30, 2016:

Net Unrealized
	Fair Value - Asset Derivative		Fair Value - Liability Derivative		Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts: Call Options Purchased	$ 15,517,130	$ -	$ -	$ -	$ 2,633,488

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 93.7%

Air Transportation: 5.5%
800,000	American Airlines Group, Inc.	$22,648,000
1,250,000	Controladora Vuela Cia de Aviacion SAB de CV - ADR*	23,362,500
700,000	Spirit Airlines, Inc.*	31,409,000
		77,419,500
Apparel Manufacturing: 1.5%
450,000	G-III Apparel Group Ltd.*	20,574,000

Automotive Retail: 2.3%
480,000	Group 1 Automotive, Inc.	23,692,800
130,000	Monro Muffler Brake, Inc.	8,262,800
		31,955,600
Basic Materials Manufacturing: 12.7%
1,200,000	Commercial Metals Co.	20,280,000
510,000	Eagle Materials, Inc.	39,346,500
820,000	Encore Wire Corp.[2]	30,569,600
1,675,000	KapStone Paper & Packaging Corp.	21,791,750
560,000	U.S. Concrete, Inc.*	34,109,600
2,000,000	United States Steel Corp.	33,720,000
		179,817,450
Broadcasting: 0.7%
1,500,000	Entravision Communications Corp.	10,080,000

Computer & Electronic Products: 4.4%
1,000,000	Cree, Inc.*	24,440,000
850,000	Cypress Semiconductor Corp.	8,967,500
1,000,000	Diodes, Inc.*,2	18,790,000
310,000	FARO Technologies, Inc.*	10,487,300
		62,684,800
Construction: 1.4%
1,060,000	Primoris Services Corp.[2]	20,065,800

Depository Credit Intermediation: 6.8%
1,200,000	Hilltop Holdings, Inc.*	25,188,000
798,231	Independent Bank Group, Inc.[2]	34,252,092
1,350,000	LegacyTexas Financial Group, Inc.	36,328,500
		95,768,592

Electrical Equipment: 2.2%
110,000	AZZ, Inc.	6,597,800
270,000	Greatbatch, Inc.*	8,351,100
140,000	Littelfuse, Inc.	16,546,600
		31,495,500
Food & Beverage Manufacturing: 0.3%
243,337	Amplify Snack Brands, Inc.*	3,589,221

Food Services: 4.8%
210,000	Cracker Barrel Old Country Store, Inc.	36,008,700
1,190,000	Luby’s, Inc.*,1,2	5,973,800
465,000	Popeyes Louisiana Kitchen, Inc.*	25,407,600
		67,390,100
Freight Transportation: 1.4%
1,000,000	Marten Transport Ltd.[2]	19,800,000

Furniture Manufacturing: 1.0%
1,150,000	Steelcase, Inc.	15,605,500

General Manufacturing: 1.5%
700,000	Cooper Tire & Rubber Co.	20,874,000

Health Care Facilities: 1.7%
315,000	Amsurg Corp.*	24,425,100

Hotels, Restaurants & Leisure: 1.4%
1,785,000	La Quinta Holdings, Inc.*	20,349,000

Household Goods: 0.6%
70,000	Spectrum Brands Holdings, Inc.	8,351,700

Insurance: 0.7%
480,000	National General Holdings Corp.	10,281,600

Internet Services: 0.0%
59,281	Points International Ltd.*	536,493

Investment Management: 0.4%
600,000	Wisdomtree Investments, Inc.	5,874,000

Land Ownership & Leasing: 0.4%
300,000	The St. Joe Co.*	5,316,000

Machinery: 2.8%
500,000	AGCO Corp.	23,565,000
243,000	Alamo Group, Inc.	16,030,710
		39,595,710
Medical Equipment & Supplies Manufacturing: 3.2%
1,627,500	Dignitana AB*	3,924,143
380,500	Halyard Health, Inc.*	12,373,860
415,000	STERIS PLC	28,531,250
		44,829,253
Mining, Oil & Gas Extraction: 9.1%
1,600,000	Bonanza Creek Energy, Inc.*	3,216,000
1,610,000	Comstock Resources, Inc.*,1	1,352,883
245,000	Diamondback Energy, Inc.*	22,346,450
1,650,000	EnLink Midstream, LLC	26,251,500
800,000	Matador Resources Co.*	15,840,000
1,100,000	Oasis Petroleum, Inc.*	10,274,000
1,050,000	RSP Permian, Inc.*	36,634,500
1,350,000	Whiting Petroleum Corp.*	12,501,000
		128,416,333
Movie Production & Theaters: 1.9%
750,000	Cinemark Holdings, Inc.	27,345,000

Petroleum Products: 0.5%
1,200,000	Aegean Marine Petroleum Network, Inc.	6,600,000

Pharmaceuticals: 1.7%
1,500,000	Horizon Pharma PLC*	24,705,000

Recreation: 3.4%
630,000	Brunswick Corp.	28,551,600
1,500,000	ClubCorp Holdings, Inc.	19,500,000
		48,051,600

Retail Trade: 11.2%
2,000,000	American Eagle Outfitters, Inc.	31,860,000
375,000	Casey’s General Stores, Inc.	49,316,250
775,000	CST Brands, Inc.	33,387,000
2,000,000	J.C. Penney Co., Inc.*	17,760,000
1,066,778	Shoe Carnival, Inc.[1,2]	26,733,457
		159,056,707
Scientific Research & Development Services: 2.2%
370,000	Charles River Laboratories International, Inc.*	30,502,800

Software Publishers: 3.1%
250,000	Blackbaud, Inc.	16,975,000
830,000	Fortinet, Inc.*	26,219,700
		43,194,700
Transportation & Warehousing: 0.8%
180,000	Kirby Corp.*	11,230,200

Transportation Equipment: 2.1%
1,600,000	Trinity Industries, Inc.	29,712,000

TOTAL COMMON STOCKS
(Cost $1,268,801,534)		1,325,493,259

PARTNERSHIPS & TRUSTS: 5.5%

Land Ownership & Leasing: 2.8%
237,435	Texas Pacific Land Trust[1,2]	40,043,413

Real Estate Investment Trusts: 2.7%
2,500,000	FelCor Lodging Trust, Inc.	15,575,000
670,000	The GEO Group, Inc.	22,900,600
		38,475,600

TOTAL PARTNERSHIPS & TRUSTS
(Cost $55,932,129)		78,519,013

SHORT-TERM INVESTMENTS: 0.0%

Money Market Fund: 0.0%
169	STIT-Treasury Portfolio, 0.27%[3]	169

TOTAL SHORT-TERM INVESTMENTS
(Cost $169)		169

TOTAL INVESTMENTS IN SECURITIES: 99.2%
(Cost $1,324,733,832)		1,404,012,441
Other Assets in Excess of Liabilities: 0.8%		11,039,412
TOTAL NET ASSETS: 100.0%		$1,415,051,853

ADR	American Depositary Receipt
*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance June 30, 2016	Realized Gain (Loss)	Dividend Income	Value June 30, 2016	Acquisition Cost
Comstock Resources, Inc.	1,610,000	-	-	1,610,000	$-	$-	$1,352,883	$8,897,116
Luby’s, Inc.	1,190,000	-	-	1,190,000	$-	$-	$5,973,800	$5,584,100
Shoe Carnival, Inc.	1,125,000	-	58,222	1,066,778	$224,709	$77,000	$26,733,457	$22,068,690
Texas Pacific Land Trust	235,300	2,135	-	237,435	$-	$-	$40,043,413	$19,079,532
Total					$224,709	$77,000	$74,103,553	$55,629,438

[2]	A portion of this security is considered illiquid. As of June 30, 2016, the total market value of the investments considered illiquid was $90,209,866 or 6.4% of total net assets.
[3]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$1,327,808,697
Gross unrealized appreciation	219,988,785
Gross unrealized depreciation	(143,785,041)
Net unrealized appreciation	$76,203,744

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Small Cap Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,325,493,259	$-	$-	$1,325,493,259
Partnerships & Trusts	78,519,013	-	-	78,519,013
Short-Term Investments	169	-	-	169
Total Investments	$1,404,012,441	$-	$-	$1,404,012,441

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 91.7%

Automotive Retail: 1.9%
36,000	Group 1 Automotive, Inc.	$1,776,960

Basic Materials Manufacturing: 8.0%
60,000	Commercial Metals Co.	1,014,000
65,000	Encore Wire Corp.	2,423,200
150,000	KapStone Paper & Packaging Corp.	1,951,500
35,000	U.S. Concrete, Inc.*	2,131,850
		7,520,550
Building Materials: 2.1%
110,000	Headwaters, Inc.*	1,973,400

Chemical Manufacturing: 1.4%
50,000	KMG Chemicals, Inc.	1,299,500

Computer & Electronic Products: 3.8%
180,000	ARI Network Services, Inc.*	756,000
270,000	Cypress Semiconductor Corp.	2,848,500
		3,604,500
Construction: 11.7%
47,006	Argan, Inc.	1,961,090
32,000	Dycom Industries, Inc.*	2,872,320
200,000	Green Brick Partners, Inc.*	1,454,000
90,000	LGI Homes, Inc.*	2,874,600
100,000	Primoris Services Corp.	1,893,000
		11,055,010
Depository Credit Intermediation: 11.3%
35,000	Ameris Bancorp	1,039,500
85,000	Customers Bancorp, Inc.*	2,136,050
130,000	Hilltop Holdings, Inc.*	2,728,700
105,000	Legacy Texas Financial Group, Inc.	2,825,550
120,000	Triumph Bancorp, Inc.*	1,920,000
		10,649,800
Food & Beverage Manufacturing: 0.5%
60,000	Inventure Foods, Inc.*	468,600

Food Services: 1.2%
80,000	Del Frisco’s Restaurant Group, Inc.*	1,145,600

Funeral Services: 2.5%
97,500	Carriage Services, Inc.	2,308,800

Furniture Manufacturing: 2.7%
75,000	Hooker Furniture Corp.	1,611,750
80,000	Kimball International, Inc.	910,400
		2,522,150
General Freight Trucking: 2.0%
360,000	Student Transportation, Inc.	1,850,400

Hotels, Restaurants & Leisure: 1.8%
150,000	La Quinta Holdings, Inc.*	1,710,000

Insurance: 6.9%
150,000	Hallmark Financial Services, Inc.*	1,738,500
70,000	Horace Mann Educators Corp.	2,365,300
225,000	State National Cos., Inc.	2,369,250
		6,473,050
Internet Services: 1.1%
120,000	Points International Ltd.*,2	1,086,000

Mining, Oil & Gas Extraction: 3.8%
70,000	EnLink Midstream, LLC	1,113,700
40,000	Matador Resources Co.*	792,000
30,800	Ring Energy, Inc.*	271,656
210,000	Synergy Resources Corp.*	1,398,600
		3,575,956
Motor Vehicle Parts Manufacturing: 1.7%
135,000	Blue Bird Corp.*	1,606,500

Movie Production & Theaters: 1.9%
50,000	Cinemark Holdings, Inc.	1,823,000

Petroleum Products: 0.9%
150,000	Aegean Marine Petroleum Network, Inc.	825,000

Pharmaceuticals: 1.0%
55,000	Horizon Pharma PLC*	905,850

Recreation: 4.8%
42,000	Brunswick Corp.	1,903,440
200,000	ClubCorp Holdings, Inc.	2,600,000
		4,503,440
Retail Trade: 15.5%
55,000	Abercrombie & Fitch Co.	979,550
80,000	American Eagle Outfitters, Inc.	1,274,400
130,000	Ascena Retail Group, Inc. *	908,700
85,000	Build-A-Bear Workshop, Inc.*	1,140,700
115,000	Crown Crafts, Inc.[2]	1,087,900
350,000	J.C. Penney Co., Inc.*	3,108,000
170,000	MarineMax, Inc. *	2,884,900
80,000	Shoe Carnival, Inc.[1]	2,004,800
150,000	Sportsman’s Warehouse Holdings, Inc.*	1,209,000
		14,597,950

Transportation Equipment: 2.0%
100,000	Trinity Industries, Inc.	1,857,000

Wholesalers: 1.2%
100,000	Titan Machinery, Inc.*	1,115,000

TOTAL COMMON STOCKS
(Cost $89,900,190)		86,254,016

PARTNERSHIPS & TRUSTS: 2.5%

Real Estate Investment Trusts: 2.5%
40,000	The GEO Group, Inc.	1,367,200
20,000	Ryman Hospitality Properties, Inc.	1,013,000
		2,380,200
TOTAL PARTNERSHIPS & TRUSTS
(Cost $2,303,620)		2,380,200

SHORT-TERM INVESTMENTS: 4.3%

Money Market Fund: 4.3%
4,040,193	STIT-Treasury Portfolio, 0.27%[3]	4,040,193

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,040,193)		4,040,193

TOTAL INVESTMENTS IN SECURITIES: 98.5%
(Cost $96,244,003)		92,674,409
Other Assets in Excess of Liabilities: 1.5%		1,423,694
TOTAL NET ASSETS: 100.0%		$94,098,103

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance June 30, 2016	Realized Gain (Loss)	Dividend Income	Value June 30, 2016	Acquisition Cost
Shoe Carnival, Inc.	100,000	5,000	25,000	80,000	$30,512	$5,600	$2,004,800	$1,973,087
Texas Pacific Land Trust	6,000	-	6,000	-	$253,172	$-	$-	$-
Total					$283,684	$5,600	$2,004,800	$1,973,087

[2]	A portion of this security is considered illiquid. As of June 30, 2016, the total market value of the investments considered illiquid was $621,400 or 0.7% of total net assets.
[3]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$96,416,015
Gross unrealized appreciation	6,282,977
Gross unrealized depreciation	(10,024,583)
Net unrealized depreciation	$(3,741,606)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Small Intrinsic Value Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$86,254,016	$-	$-	$86,254,016
Partnerships & Trusts	2,380,200	-	-	2,380,200
Short-Term Investments	4,040,193	-	-	4,040,193
Total Investments	$92,674,409	$-	$-	$92,674,409

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 98.2%

Air Transportation: 3.1%
9,000	Alaska Air Group, Inc.	$524,610

Automotive Retail: 3.5%
8,000	Copart, Inc.*	392,080
4,000	Group 1 Automotive, Inc.	197,440
		589,520
Basic Materials Manufacturing: 6.6%
15,000	Commercial Metals Co.	253,500
7,000	Eagle Materials, Inc.	540,050
25,000	KapStone Paper & Packaging Corp.	325,250
		1,118,800
Building Materials: 3.6%
12,000	Owens Corning	618,240

Business Support Services: 1.2%
1,000	Alliance Data Systems Corp.*	195,920

Computer & Electronic Products: 2.2%
6,000	Arrow Electronics, Inc.*	371,400

Construction: 7.1%
18,000	DR Horton, Inc.	566,640
20,000	LGI Homes, Inc.*	638,800
		1,205,440
Depository Credit Intermediation: 3.8%
10,000	Cullen/Frost Bankers, Inc.	637,300

Food Services: 4.0%
4,000	Cracker Barrel Old Country Store, Inc.	685,880

Household Goods: 4.4%
4,500	Whirlpool Corp.	749,880

Internet Services: 3.0%
8,000	TripAdvisor, Inc.*	514,400

Machinery: 2.7%
4,000	Middleby Corp.*	461,000

Mining, Oil & Gas Extraction: 12.7%
30,000	Callon Petroleum Co.*	336,900
6,000	Diamondback Energy, Inc.*	547,260
9,000	Murphy U.S.A., Inc.*	667,440
65,000	Whiting Petroleum Corp.*	601,900
		2,153,500
Motor Vehicle Parts Manufacturing: 2.8%
15,000	LKQ Corp.*	475,500

Movie Production & Theaters: 2.8%
13,000	Cinemark Holdings, Inc.	473,980

Oil and Gas Extraction: 3.9%
70,000	WPX Energy, Inc.*	651,700

Pharmaceuticals: 1.9%
20,000	Horizon Pharma PLC*	329,400

Recreation: 3.2%
12,000	Brunswick Corp.	543,840

Rental & Leasing: 2.8%
7,000		United Rentals, Inc.*	469,700

Retail Trade: 17.1%
5,000		Casey’s General Stores, Inc.	657,550
9,000		Foot Locker, Inc.	493,740
3,000		O’Reilly Automotive, Inc.*	813,300
2,500		Signet Jewelers Ltd.	206,025
8,000		Tractor Supply Co.	729,440
			2,900,055
Software Publishers: 1.9%
10,000		Fortinet, Inc.*	315,900

Transportation & Warehousing: 1.7%
4,500		Kirby Corp.*	280,755

Transportation Equipment: 2.2%
1,000		AMERCO	374,550

TOTAL COMMON STOCKS
(Cost $16,072,351)			16,641,270

SHORT-TERM INVESTMENTS: 3.1%

Money Market Fund: 3.1%
522,687		STIT-Treasury Portfolio, 0.27%[1]	522,687

TOTAL SHORT-TERM INVESTMENTS
(Cost $522,687)			522,687

TOTAL INVESTMENTS IN SECURITIES: 101.3%
(Cost $16,595,038)			17,163,957
Liabilities in Excess of Other Assets: (1.3)%			(224,845)
TOTAL NET ASSETS: 100.0%			$16,939,112

	*	Non-income producing security
	[1]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$16,595,038
Gross unrealized appreciation	1,981,062
Gross unrealized depreciation	(1,412,143)
Net unrealized appreciation	$568,919

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Small-Mid Cap Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$16,641,270	$-	$-	$16,641,270
Short-Term Investments	522,687	-	-	522,687
Total Investments	$17,163,957	$-	$-	$17,163,957

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 93.6%

Basic Materials Manufacturing: 12.4%
15,000	Builders FirstSource, Inc.*	$168,750
12,000	Commercial Metals Co.	202,800
6,500	U.S. Silica Holdings, Inc.	224,055
15,000	United States Steel Corp.	252,900
		848,505
Chemical Manufacturing: 3.0%
8,000	The Mosaic Co.	209,440

Computer & Electronic Products: 2.7%
230,000	Intrusion, Inc.*,2	67,852
5,000	Stratasys Ltd.*	114,450
		182,302
Construction: 3.7%
8,000	LGI Homes, Inc.*	255,520

Depository Credit Intermediation: 2.7%
4,000	Texas Capital Bancshares, Inc.*	187,040

Food Services: 4.8%
65,000	Luby’s, Inc.*,1	326,300

Hotels, Restaurants & Leisure: 3.0%
18,000	La Quinta Holdings, Inc.*	205,200

Internet Services: 8.3%
35,000	Etsy, Inc.*	335,650
14,000	Twitter, Inc.*	236,740
		572,390
Manufacturing: 6.5%
125,000	The Dixie Group, Inc.*,1	445,000

Mining, Oil & Gas Extraction: 20.7%
60,000	Cliffs Natural Resources, Inc.*	340,200
400,000	Comstock Resources, Inc.*,1	336,120
25,000	EnLink Midstream, LLC	397,750
20,000	Freeport-McMoRan, Inc.	222,800
10,000	Southwestern Energy Co.*	125,800
		1,422,670
Pharmaceuticals: 4.8%
3,750	Mallinckrodt PLC*	227,925
5,000	Valeant Pharmaceuticals International, Inc.*	100,700
		328,625

Publishing Industries: 3.6%
50,100	A.H. Belo Corp. - Class A	250,500

Recreation: 5.7%
30,000	ClubCorp Holdings, Inc.	390,000

Retail Trade: 8.3%
3,000	Coach, Inc.	122,220
20,000	J.C. Penney Co., Inc.*	177,600
17,500	Lumber Liquidators Holdings, Inc.*	269,850
		569,670
Transportation Equipment: 3.4%
12,500	Trinity Industries, Inc.	232,125

TOTAL COMMON STOCKS
(Cost $6,860,241)		6,425,287

PARTNERSHIPS & TRUSTS: 3.1%

Land Ownership & Leasing: 3.1%
20,000	Mesabi Trust	215,000

TOTAL PARTNERSHIPS & TRUSTS
(Cost $118,051)		215,000

Contracts (100 shares per contract)

CALL OPTIONS PURCHASED: 0.6%

Full-Service Restaurants: 0.6%
3	Chipotle Mexican Grill, Inc. Expiration: January 2017, Exercise Price: $370.00*	18,270
3	Expiration: January 2018, Exercise Price: $380.00*	24,825
		43,095

TOTAL CALL OPTIONS PURCHASED
(Cost $51,009)		43,095

Shares		Value

SHORT-TERM INVESTMENTS: 4.1%

Money Market Fund: 4.1%
278,218	STIT-Treasury Portfolio, 0.27%[3]	278,218

TOTAL SHORT-TERM INVESTMENTS
(Cost $278,218)		278,218

TOTAL INVESTMENTS IN SECURITIES: 101.4%
(Cost $7,307,519)		6,961,600
Liabilities in Excess of Other Assets: (1.4)%		(96,710)
TOTAL NET ASSETS: 100.0%		$6,864,890

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance June 30, 2016	Realized Gain (Loss)	Dividend Income	Value June 30, 2016	Acquisition Cost
Comstock Resources, Inc.	280,000	120,000	-	400,000	$-	$-	$336,120	$763,227
The Dixie Group, Inc.	50,000	75,000	-	125,000	$-	$-	$445,000	$806,723
Luby’s, Inc.	100,000	-	35,000	65,000	$(9,300)	$-	$326,300	$392,504
Total							$1,107,420	$1,962,454
A.H. Belo Corp.- Class A ^	50,100	-	-	50,100	$-	$4,008	$250,500	$377,670
Total					$(9,300)	$4,008
^ This security was considered an affiliate during the period, but is no longer considered an affiliate at June 30, 2016

[2]	A portion of this security is considered illiquid. As of June 30, 2016, the total market value of the investment considered illiquid was $62,358 or 0.9% of total net assets.
[3]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$7,443,406
Gross unrealized appreciation	925,577
Gross unrealized depreciation	(1,407,383)
Net unrealized depreciation	$(481,806)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Pure Contrarian Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$6,425,287	$-	$-	$6,425,287
Partnerships & Trusts	215,000	-	-	215,000
Call Options Purchased	-	43,095	-	43,095
Short-Term Investments	278,218	-	-	278,218
Total Investments	$6,918,505	$43,095	$-	$6,961,600

The Hodges Pure Contrarian Fund (the “Fund”) has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The monthly average number of purchased options contracts held by the Fund during the period was 6.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at June 30, 2016:

Net Unrealized Gain/(Loss) on Open Positions
	Fair Value - Asset Derivative		Fair Value - Liability Derivative
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts: Call Options Purchased	$ 43,095	$ -	$ -	$ -	$ (7,914)

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS: 96.6%

Aerospace & Defense: 4.4%
9,000	The Boeing Co.	$1,168,830

Air Transportation: 1.5%
10,000	Southwest Airlines Co.	392,100

Apparel Manufacturing: 3.2%
8,000	NIKE, Inc.	441,600
5,500	Under Armour, Inc. - Class A*	220,715
5,539	Under Armour, Inc. - Class C*	201,621
		863,936
Basic Materials Manufacturing: 1.0%
6,000	International Paper Co.	254,280

Computer & Electronic Products: 3.6%
10,000	Apple, Inc.	956,000

Conglomerates: 4.3%
37,000	General Electric Co.	1,164,760

Consumer, Non-Durable: 1.9%
6,000	Procter & Gamble Co.	508,020

Depository Credit Intermediation: 2.4%
10,000	Cullen/Frost Bankers, Inc.	637,300

Entertainment: 2.2%
6,000	The Walt Disney Co.	586,920

Food & Beverage Products: 2.0%
5,000	PepsiCo, Inc.	529,700

Food Services: 6.0%
5,000	Cracker Barrel Old Country Store, Inc.	857,350
13,000	Starbucks Corp.	742,560
		1,599,910
Health & Personal Care Stores: 2.3%
6,500	CVS Health Corp.	622,310

Household Goods: 3.7%
6,000	Whirlpool Corp.	999,840

Internet Services: 5.9%
800	Alphabet, Inc.*	562,824
9,000	Facebook, Inc.*	1,028,520
		1,591,344
Medical Equipment & Supplies Manufacturing: 1.3%
2,000	Becton Dickinson and Co.	339,180

Mining, Oil & Gas Extraction: 7.9%
10,000	Continental Resources, Inc.*	452,700
45,000	EnLink Midstream, LLC	715,950
5,000	Martin Marietta Materials, Inc.	960,000
		2,128,650
Motor Vehicle Parts Manufacturing: 0.9%
2,000	Honeywell International, Inc.	232,640

Movie Production & Theaters: 2.0%
15,000	Cinemark Holdings, Inc.	546,900

Non-Depository Credit Intermediation: 2.2%
8,000	Visa, Inc.	593,360

Petroleum Products: 3.7%
4,000	Chevron Corp.	419,320
6,000	Exxon Mobil Corp.	562,440
		981,760
Pharmaceuticals: 15.0%
16,500	AbbVie, Inc.	1,021,515
5,000	Celgene Corp.*	493,150
7,500	Eli Lilly & Co.	590,625
12,000	Gilead Sciences, Inc.	1,001,040
7,500	Johnson & Johnson	909,750
		4,016,080
Rail Transportation: 1.5%
4,500	Union Pacific Corp.	392,625

Retail Trade: 9.2%
3,500	Costco Wholesale Corp.	549,640
11,500	The Home Depot, Inc.	1,468,435
5,000	Tractor Supply Co.	455,900
		2,473,975
Software Publishers: 3.6%
19,000	Microsoft Corp.	972,230

Telecommunications: 4.9%
15,000	AT&T, Inc.	648,150
12,000	Verizon Communications, Inc.	670,080
		1,318,230
TOTAL COMMON STOCKS
(Cost $22,063,630)		25,870,880

PARTNERSHIPS & TRUSTS: 3.5%

Land Ownership & Leasing: 1.6%
2,500	Texas Pacific Land Trust[1]	421,625

Real Estate Investment Trusts: 1.9%
15,000	The GEO Group, Inc.	512,700

TOTAL PARTNERSHIPS & TRUSTS
(Cost $594,566)		934,325

SHORT-TERM INVESTMENTS: 0.1%

Money Market Fund: 0.1%
26,696	STIT-Treasury Portfolio, 0.27%[2]	26,696

TOTAL SHORT-TERM INVESTMENTS
(Cost $26,696)		26,696

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $22,684,892)		26,831,901
Liabilities in Excess of Other Assets: (0.2)%		(44,348)
TOTAL NET ASSETS: 100.0%		$26,787,553

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance March 31, 2016	Purchases	Sales	Share Balance June 30, 2016	Realized Gain (Loss)	Dividend Income	Value June 30, 2016	Acquisition Cost
Texas Pacific Land Trust	3,500	-	1,000	2,500	$114,374	$-	$421,625	$144,645
Total					$114,374	$-	$421,625	$144,645

[2]	Seven-day yield as of June 30, 2016

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows+:

Cost of investments	$22,695,759
Gross unrealized appreciation	5,243,297
Gross unrealized depreciation	(1,107,155)
Net unrealized appreciation	$4,136,142

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,870,880	$-	$-	$25,870,880
Partnerships & Trusts	934,325	-	-	934,325
Short-Term Investments	26,696	-	-	26,696
Total Investments	$26,831,901	$-	$-	$26,831,901

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date           August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date           August 29, 2016

By (Signature and Title)*        /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer/Principal Financial Officer

Date          August 23, 2016

* Print the name and title of each signing officer under his or her signature.